Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 52,567	$ 46,108
Gross unrealized gains on FVOCI securities	338	115
Gross unrealized losses on FVOCI securities	(15)	(27)
Financial assets measured at fair value through other comprehensive income	52,890	46,196
Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	567	533
Gross unrealized gains on FVOCI securities	109	100
Gross unrealized losses on FVOCI securities	(49)	(31)
Financial assets measured at fair value through other comprehensive income	627	602
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	53,134	46,641
Gross unrealized gains on FVOCI securities	447	215
Gross unrealized losses on FVOCI securities	(64)	(58)
Financial assets measured at fair value through other comprehensive income	53,517	46,798
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,933	10,842
Gross unrealized gains on FVOCI securities	31	12
Gross unrealized losses on FVOCI securities	(1)	(3)
Financial assets measured at fair value through other comprehensive income	10,963	10,851
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	15,134	12,252
Gross unrealized gains on FVOCI securities	106	22
Gross unrealized losses on FVOCI securities	(1)	(3)
Financial assets measured at fair value through other comprehensive income	15,239	12,271
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	11,335	9,353
Gross unrealized gains on FVOCI securities	80	25
Gross unrealized losses on FVOCI securities	(1)	(7)
Financial assets measured at fair value through other comprehensive income	11,414	9,371
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,269	5,318
Gross unrealized gains on FVOCI securities	40	25
Gross unrealized losses on FVOCI securities	(3)	(7)
Financial assets measured at fair value through other comprehensive income	6,306	5,336
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	2,534	2,688
Gross unrealized gains on FVOCI securities	49	15
Gross unrealized losses on FVOCI securities	(3)	(4)
Financial assets measured at fair value through other comprehensive income	2,580	2,699
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	232	47
Gross unrealized losses on FVOCI securities	(4)
Financial assets measured at fair value through other comprehensive income	228	47
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,130	5,608
Gross unrealized gains on FVOCI securities	32	16
Gross unrealized losses on FVOCI securities	(2)	(3)
Financial assets measured at fair value through other comprehensive income	6,160	5,621
Unrealized gain losses on FVOCI securities [member] | Corporate public equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	40	40
Gross unrealized gains on FVOCI securities	16	15
Gross unrealized losses on FVOCI securities	(2)	(9)
Financial assets measured at fair value through other comprehensive income	54	46
Unrealized gain losses on FVOCI securities [member] | Corporate private equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	527	493
Gross unrealized gains on FVOCI securities	93	85
Gross unrealized losses on FVOCI securities	(47)	(22)
Financial assets measured at fair value through other comprehensive income	$ 573	$ 556